Separate information on the main office, parent entity and joint action agreements	12 Months Ended
Dec. 31, 2025
Separate Information On The Main Office, Parent Entity And Joint Action Agreements
Separate information on the main office, parent entity and joint action agreements	Separate information on the main office, parent entity and joint action agreements
5.1    Parent’s stand-alone assets and liabilities

Parent’s stand-alone assets and liabilities	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Assets	10,801,540	9,794,433
Liabilities	(5,110,278)	(4,633,614)
Equity	5,691,262	5,160,819
5.2    Parent entity
Pursuant to Article 99 of the Securities Market Law, the CMF may determine that a company does not have a controlling entity in accordance with the distribution and dispersion of its ownership. On November 30, 2018, the CMF issued the ordinary letter No. 32,131 whereby it determined that the Pampa Group do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Pampa Group the controlling entity of the Company and that the Company does not have a controlling entity given its current ownership structure.